Cash Flow Information - Summary of Cash Used in Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net loss before income tax	$ (59,383)	$ (117,793)	[1]	$ (202,000)	[1]
Adjustments for:
Interest for lease liabilities	23	21		7
Investment income from investments in wealth management products	(5)	(22)		(68)
Interest income from investments at fair value through other comprehensive income	(2,030)	(1,352)		0
Amortization of intangible assets	9	9		7
Depreciation of property, plant and equipment	707	723		486
Depreciation of rights-of-use assets	272	299		141
Net impairment losses	0	4,698		0
Share-based compensation expenses	3,259	6,907		8,986
Net foreign exchange differences	(367)	(1,469)		516
Fair value changes of financial instruments with preferred rights	0	0		103,983
Loss on disposal of land use rights	100	0		0
Loss on disposal of property, plant and equipment	0	0		39
Changes in working capital
Other receivables and prepayments	1,044	4,050		(2,306)
Other non-current assets	120	2,698		(1,358)
Other payables and accruals	(475)	487		(1,723)
Deferred government grants	(247)	0		0
Contract liabilities	13,320	0		0
Trade payables	(4,277)	(776)		8,966
Net cash used in operations	$ (47,930)	$ (101,520)	[2]	$ (84,324)	[2]

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of cash flows for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.